Exploration and Evaluation of Oil and Gas Reserves - Summary of Aging Capitalized Exploratory and Well Costs by Year (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) Well	Dec. 31, 2016 USD ($)
Disclosure of Detailed Information About Exploration and Evaluation of Oil and Gas [Line Items]
Capitalized costs | $	$ 4,411	$ 4,327
Number of wells | Well	80
2015
Disclosure of Detailed Information About Exploration and Evaluation of Oil and Gas [Line Items]
Capitalized costs | $	$ 316
Number of wells | Well	4
2014
Disclosure of Detailed Information About Exploration and Evaluation of Oil and Gas [Line Items]
Capitalized costs | $	$ 887
Number of wells | Well	19
2013
Disclosure of Detailed Information About Exploration and Evaluation of Oil and Gas [Line Items]
Capitalized costs | $	$ 1,154
Number of wells | Well	19
2012
Disclosure of Detailed Information About Exploration and Evaluation of Oil and Gas [Line Items]
Capitalized costs | $	$ 596
Number of wells | Well	11
2011 and previous years(member)
Disclosure of Detailed Information About Exploration and Evaluation of Oil and Gas [Line Items]
Capitalized costs | $	$ 1,458
Number of wells | Well	27